NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of antidilutive securities excluded from computation of earnings per share	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities	35,003,675	26,507,307
Convertible Debt Securities [Member]
Antidilutive Securities	3,691,261	1,374,461
Warrant [Member]
Antidilutive Securities	31,312,414	25,132,846